Liability Related to the Sale of Future Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Liability Related To Sale Of Future Revenue
Schedule of Liability for the Sale of Future Revenue

The following table presents as of December 31, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Recognition of deferred revenue upon options exercise	(4,254)
Foreign currency exchange impact	171
December 31, 2023	$-

Schedule of Provision for Income Tax

There was no provision (benefit) for income taxes the year ended December 31, 2023:

	For The Years Ended
	2023	2022
Current
Federal	-	-
State	-	-
Foreign	-	-
	-	-

Deferred
Federal	(843,309)	-
State	(354,993)	-
Foreign	(250,981)	-
	(1,449,283)	-

Change in Valuation Allowance	1,449,283	-

Net Income Tax Expense	-	-

Schedule of Federal Income Tax Rate

Income tax provision differed from the amount computed by applying the U.S. federal income tax rate of 21% to income (loss) before taxes, as follows:

Schedule of Federal Income Tax Rate

	For The Years Ended
	2023
	US	Foreign	Consolidated
Taxes at federal statutory rate	$(417,879)	$305,304	$(112,575)
State Taxes	(174,581)	-	(174,581)
Foreign Rate Differential	-	490,112	490,112
Meals & Entertainment	24	1,880	1,904
Eq Comp Perm	3,126	-	3,126
Convertible Debt Adjustment	-	(1,048,277)	(1,048,277)
Purchase Accounting Adjustment	(608,992)	-	(608,992)
Change In Valuation Allowance	1,198,302	250,981	1,449,283

Total provision (benefit) for income taxes	$-	$-	$-

Schedule of Deferred Tax Assets And Liabilities

The tax effects of temporary differences which give rise to significant portions of deferred tax assets are as follows as of December 31:

 Schedule of Deferred Tax Assets And Liabilities

	For The Years Ended
	2023
	US	Foreign	Consolidated
Deferred Tax Assets
Stock options	$37,671	$-	$37,671
Transaction Costs	598,843		598,843
Net operating loss	561,788	250,981	812,769

Total deferred tax asset	1,198,302	250,981	1,449,283

Deferred Tax Liabilities

Net deferred tax assets	1,198,302	250,981	1,449,283

Valuation allowance	(1,198,302)	(250,981)	(1,449,283)
Net deferred tax assets (liability)	$-	$-	$-